Business Combination - Shares Outstanding Following the Closing of Business Combination (Details) - shares	May 09, 2024	May 08, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 05, 2018
Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)	122,096,270	1,386,983	137,706,596	69,242,940
Contingent consideration, (in shares)	15,000,000	78,996,459
Shares issued (in shares)			137,706,596	69,242,940	39,923,611
Common Class A
Reverse Recapitalization [Line Items]
Reserved for future issuance (in shares)	10,432,749
Common Class A | Employee Stock Option
Reverse Recapitalization [Line Items]
Reserved for future issuance (in shares)	10,432,749
Legacy Oklo Stock Holders
Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)	78,996,459
Legacy Oklo Stockholders, Excluding SAFE Conversion
Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)	70,588,565
Legacy Oklo Stockholders, Preferred And Common
Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)	68,845,564
Legacy Oklo Preferred Stock Holders
Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)	39,923,611
Legacy Oklo Common Stock Holders
Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)	28,921,953
Legacy Oklo Common Stock Holders | Previously Reported
Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)		4,771,025
Legacy Oklo Option Holders, Exercised 2024
Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)	1,345,625
Legacy Oklo Option Holders, Exercised 2023
Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)	397,376
Legacy Oklo Stockholders, SAFE Conversion
Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)	8,407,894
AltC Stockholders
Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)	43,099,811
Sponsor Stockholders
Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)	13,950,000
AltC Public Stockholders
Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)	29,149,811
Sponsor Stockholders, Not Subject To Forfeiture
Reverse Recapitalization [Line Items]
Shares issued (in shares)	12,500,000
Sponsor Stockholders, Prior AltC Shareholders
Reverse Recapitalization [Line Items]
Shares issued (in shares)	1,450,000